RS - Summary of equity-settled 2021 Stock Option Plan (Details) - October 2021 Stock Option Plan	12 Months Ended
	Dec. 31, 2023 EUR (€) rights € / shares	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Oct. 01, 2021 Rate
Stock Options Plans [Line Items]
Performance Term of Program in Years	4 years
Number of granted subscription rights | rights	2
Subscription right				25.00%
Performance criteria				100.00%
Weighted-average price (eur per share) | € / shares	€ 44.91
Maximum term for exercise options	3 years
Expense from equity-settled share-based payment transactions | €	€ 124,064	€ 796,616	€ 711,223
Top of range
Stock Options Plans [Line Items]
Performance criteria				200.00%
Bottom of range
Stock Options Plans [Line Items]
Performance criteria				0.00%